Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Cost incurred on long-term contracts in progress		$ 837,906	$ 901,775
Raw materials		123,595	124,475
Advances to suppliers and subcontractors		52,728	40,207
Inventory, gross		1,014,229	1,066,457
Cost incurred on contracts in progress deducted from customer advances		65,032	78,623
Advances received from customers	[1]	65,418	70,282
Provision for losses on long-term contracts		43,513	80,441
Inventories, net of customer advances		$ 840,266	$ 837,111

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).